Lord Abbett Securities Trust

90 Hudson Street

Jersey City, New Jersey 07302-3973

December 3, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-4720

Re:       Lord Abbett Securities Trust (the “Registrant”)

1933 Act File No. 033-58846

1940 Act File No. 811-07538

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 71 to the Above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on November 27, 2012.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2859.

Very truly yours,

/s/ Cirila Stephens

Cirila Stephens

Senior Paralegal

Lord, Abbett & Co. LLC